COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Apr. 24, 2024	Jan. 31, 2024	Feb. 03, 2023	Feb. 01, 2023	Apr. 24, 2014	Aug. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023
Business Acquisition [Line Items]
Issuance of Common Stock						$ 882,000
Units issued during the period						2,500,001
Cetus Capital Acquisition Corp [Member]
Business Acquisition [Line Items]
Issuance of Common Stock								$ 57,500,000		$ 57,500,000
Underwriters description				The underwriters received a cash underwriting discount of one and one-half percent (1.5%) of the gross proceeds of the Initial Public Offering, or $862,500. In addition, the underwriters are entitled to a deferred fee of three percent (3.0%) of the gross proceeds of the Initial Public Offering, or $1,725,000 upon closing of the Business Combination. The deferred fee will be paid in cash upon the closing of a Business Combination from the amounts held in the Trust Account, subject to the terms of the underwriting agreement
Units issued during the period		300,000
Deferred underwriting fees									216,185
Share price		$ 0.03					$ 9.20			$ 9.20
Deferred underwriting commission							$ 2,130,500			$ 1,725,000
Loss of extinguishment of debt							(405,500)
Cetus Capital Acquisition Corp [Member] | Satisfaction and Discharge Agreement [Member]
Business Acquisition [Line Items]
Deferred underwriting fees	$ 1,725,000
Payments for underwriting expense	$ 862,500				$ 862,500
Deferred underwriting commission					$ 2,130,500
Loss of extinguishment of debt							$ 405,500
Cetus Capital Acquisition Corp [Member] | Satisfaction and Discharge Agreement [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Units issued during the period	315,000
Additional ordinary shares	200,000
Cetus Capital Acquisition Corp [Member] | Satisfaction and Discharge Agreement [Member] | Common Stock [Member] | Weighted Average [Member]
Business Acquisition [Line Items]
Issuance of Common Stock	$ 1,150,000
Units issued during the period	115,000
Cetus Capital Acquisition Corp [Member] | Satisfaction and Discharge Agreement [Member] | E F Hutton [Member]
Business Acquisition [Line Items]
Deferred underwriting fees, waived off	$ 862,500
Cetus Capital Acquisition Corp [Member] | Satisfaction and Discharge Agreement [Member] | Pubco [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Units issued during the period	115,000				115,000
Share price	$ 10.00
Cetus Capital Acquisition Corp [Member] | Common Class A [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Issuance of Common Stock								$ 575		$ 575
Units issued during the period								5,750,000		5,750,000
Over-Allotment Option [Member] | Cetus Capital Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of units issued			750,000	750,000
Issuance of Common Stock				$ 7,500,000
Underwriters [Member] | Cetus Capital Acquisition Corp [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Units issued during the period			57,500
IPO [Member] | Cetus Capital Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of units issued			5,750,000
Estimated fair value of representative shares			$ 137,448
Shares issued price per share			$ 2.39				$ 10.175			$ 10.175
Deferred underwriting fees			$ 3,346,850
Payments for underwriting expense			$ 862,500